Fair Values	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Values

NOTE 3

fair values

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date, and is based on the Company's principal or most advantageous market for the specific asset or liability.

GAAP provides for a three-level hierarchy of inputs to valuation techniques used to measure fair value, defined as follows:

  Level 1 ― Inputs that are quoted prices (unadjusted) for identical assets or liabilities in active markets.
  Level 2 ― Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability, including:

              -       Quoted prices for similar assets or liabilities in active markets

              -        Quoted prices for identical or similar assets or liabilities in markets that are not active

              -        Inputs other than quoted prices that are observable for the asset or liability

       -       Inputs that are derived principally from or corroborated by observable market data by correlation or other means

  Level 3 ― Inputs that are unobservable and reflect the Company's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances (e.g., internally derived assumptions surrounding the timing and amount of expected cash flows).

??	2011					2010
(Millions)??	Total	Level 1		Level 2		Total	Level 1		Level 2
Assets:??
Investment securities:(a)
Equity securities??	$360		$360	$	―	$475		$475	$	―
Debt securities and other(b)	6,787		340		6,447	13,535		―		13,535
Derivatives(c)	1,516		―		1,516	1,089		―		1,089
Total assets??	$8,663		$700		$7,963	$15,099		$475		$14,624
Liabilities:??
Derivatives(c)	$108	$	―		$108	$419	$	―		$419
Total liabilities??	$108	$	―		$108	$419	$	―		$419

  Refer to Note 6 for the fair values of investment securities on a further disaggregated basis.
  Effective October 1, 2011, the significant transfers into Level 1 were $340 million of investment securities related to U.S. Government treasury obligations. This was driven by the Company's quantitative assessment that these investment securities are actively traded in the market and therefore the pricing inputs reflect quoted prices for similar assets within an active market. There were no transfers out of Level 1.
  Refer to Note 12 for the fair values of derivative assets and liabilities on a further disaggregated basis, as well as the netting of both (i) cash collateral received or posted under credit support agreements and (ii) derivative assets and derivative liabilities under master netting agreements. These balances have been presented gross in the table above.

The Company did not measure any financial instruments at fair value using significantly unobservable inputs (Level 3) during the years ended December 31, 2011 and 2010.

GAAP requires disclosure of the estimated fair value of all financial instruments. A financial instrument is defined as cash, evidence of an ownership in an entity, or a contract between two entities to deliver cash or another financial instrument or to exchange other financial instruments. The disclosure requirements for the fair value of financial instruments exclude leases, equity method investments, affiliate investments, pension and benefit obligations, insurance contracts and all non-financial instruments.

valuation techniques used in measuring fair value

For the financial assets and liabilities measured at fair value on a recurring basis (categorized in the valuation hierarchy table on the previous page) the Company applies the following valuation techniques to measure fair value:

Investment Securities

  When available, quoted market prices in active markets are used to determine fair value. Such investment securities are classified within Level 1 of the fair value hierarchy.
  When quoted prices in an active market are not available, the fair values for the Company's investment securities are obtained primarily from pricing services engaged by the Company, and the Company receives one price for each security. The fair values provided by the pricing services are estimated using pricing models, where the inputs to those models are based on observable market inputs. The inputs to the valuation techniques applied by the pricing services vary depending on the type of security being priced but are typically benchmark yields, benchmark security prices, credit spreads, prepayment speeds, reported trades and broker-dealer quotes, all with reasonable levels of transparency. The pricing services did not apply any adjustments to the pricing models used. In addition, the Company did not apply any adjustments to prices received from the pricing services. The Company classifies the prices obtained from the pricing services within Level 1 or Level 2 of the fair value hierarchy because the underlying inputs are directly observable from active markets or recent trades of similar securities in inactive markets. However, the pricing models used do entail a certain amount of subjectivity and therefore differing judgments in how the underlying inputs are modeled could result in different estimates of fair value.

The Company reaffirms its understanding of the valuation techniques used by its pricing services at least annually. In addition, the Company corroborates the prices provided by its pricing services to test their reasonableness by comparing their prices to valuations from different pricing sources as well as comparing prices to the sale prices received from sold securities. Refer to Note 6 for additional fair value information.

Derivative Financial Instruments

The fair value of the Company's derivative financial instruments, which could be assets or liabilities on the Consolidated Balance Sheets, is estimated by a third-party valuation service that uses proprietary pricing models or by internal pricing models, where the inputs to those models are readily observable from actively quoted markets. The pricing models used are consistently applied and reflect the contractual terms of the derivatives, including the period of maturity, and market-based parameters such as interest rates, foreign exchange rates, equity indices or prices, and volatility. The Company reaffirms its understanding of the valuation techniques used by its pricing services at least annually.

Credit valuation adjustments are necessary when the market parameters, such as a benchmark curve, used to value derivatives are not indicative of the credit quality of the Company or its counterparties. The Company considers the counterparty credit risk by applying an observable forecasted default rate to the current exposure. Refer to Note 12 for additional fair value information.

Financial Assets and Financial Liabilities Carried at Other Than Fair Value

The following table discloses the estimated fair value for the Company's financial assets and financial liabilities that are not carried at fair value, as of December 31:

	2011			2010
	Carrying	Fair		Carrying	Fair
(Billions)	Value	Value		Value	Value
Financial Assets:
Assets for which carrying
values equal or approximate
fair value	$70	$70	(a)	$61	$61	(b)?
Loans, net	$61	$62	(a)	$58	$58	(b)?

Financial Liabilities:
Liabilities for which carrying						??
values equal or approximate
fair value	$51	$51	??	$43	$43
Certificates of deposit	$12	$12	??	$13	$13	??
Long-term debt	$59	$62	(a)	$66	$69	(b)?

  Includes fair values of cardmember receivables, loans and long-term debt of $8.0 billion, $33.3 billion and $21.1 billion, respectively, held by consolidated VIEs as of December 31, 2011. Refer to the Consolidated Balance Sheets for the related carrying values.
  Includes fair values of cardmember receivables, loans and long-term debt of $8.1 billion, $33.2 billion and $23.6 billion, respectively, held by consolidated VIEs as of December 31, 2010. Refer to the Consolidated Balance Sheets for the related carrying values.

The fair values of these financial instruments are estimates based upon the market conditions and perceived risks as of December 31, 2011 and 2010, and require management judgment. These figures may not be indicative of their future fair values. The fair value of the Company cannot be reliably estimated by aggregating the amounts presented.

The following methods were used to determine estimated fair values:

financial assets for which carrying values equal or approximate fair value

Financial assets for which carrying values equal or approximate fair value include cash and cash equivalents, cardmember receivables, accrued interest and certain other assets. For these assets, the carrying values approximate fair value because they are short term in duration or variable rate in nature.

financial assets carried at other than fair value

Loans, net

Loans are recorded at historical cost, less reserves, on the Consolidated Balance Sheets. In estimating the fair value for the Company's loans the principal market is assumed to be the securitization market and the Company uses the hypothetical securitization price to determine the fair value of the portfolio. The securitization price is estimated from the assumed proceeds of the hypothetical securitization in the current market, adjusted for securitization uncertainties such as market conditions and liquidity.

financial liabilities for which carrying values equal or approximate fair value

Financial liabilities for which carrying values equal or approximate fair value include accrued interest, customer deposits (excluding certificates of deposit, which are described further below), Travelers Cheques outstanding, short-term borrowings and certain other liabilities for which the carrying values approximate fair value because they are either short term in duration, have no defined maturity or have an underlying interest rate that is variable.

financial liabilities carried at other than fair value

Certificates of Deposit

Certificates of deposit (CDs) are recorded at their historical issuance cost on the Consolidated Balance Sheets. Fair value is estimated using a discounted cash flow methodology based on the Company's current borrowing rates for similar types of CDs.

Long-term Debt

Long-term debt is recorded at historical issuance cost on the Consolidated Balance Sheets adjusted for the impact of fair value hedge accounting on certain fixed-rate notes. Fair value is estimated using either quoted market prices or discounted cash flows based on the Company's current borrowing rates for similar types of borrowings.